Lease obligations (Tables)	12 Months Ended
Dec. 31, 2024
Lease expense
	Years ended December 31,
	2024	2023
	US$’000	US$’000

Operating lease cost	187	76
Short-term lease cost	8	220
Total lease cost	195	296

Supplemental consolidated balance sheet information related to leases
	December 31,
	2024	2023
	US$’000	US$’000

Operating leases
Operating lease right-of-use assets	101	233
Current portion of long-term operating lease obligations	83	170
Long-term operating lease obligations, net of current maturities	9	44
	92	214

Weighted average remaining lease term
Operating leases	3 months	3 months

Weighted average discount rate
Operating leases	5%	5.45%

Supplemental consolidated cash flow information related to leases
	Years ended December 31,
	2024	2023
	US$’000	US$’000

Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows from operating leases	173	285
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-

Maturities of lease liabilities
Operating leases
US$’000

Year ending December 31,
2025	77
2026	17
Total lease payments	94
Less: imputed interest	(2)
Total	92

ZHEJIANG TIANLAN
Lease expense
	Years ended December 31,
	2024	2023
	RMB’000	RMB’000

Operating lease cost:
Amortization of right-of-use assets	141	-
Interest on lease liabilities included under cost of revenue and selling and administrative expenses	16	-
Total operating lease cost	157	-

Supplemental consolidated balance sheet information related to leases
	December 31,
	2024	2023
	RMB’000	RMB’000

Operating leases
Right-of-use assets, at cost	2,529	-
Accumulated amortization	(141)	-

Right-of-use assets, net	2,388	-

Current portion of operating lease	563	-
Non-current portion of operating lease	1,542
Total operating lease liabilities	2,105	-

Weighted average remaining lease term
operating leases	33 months	-

Weighted average discount rate
Operating leases	3.6%	-

Supplemental consolidated cash flow information related to leases
	Years ended December 31,
	2024	2023
	RMB’000	RMB’000

Cash paid for amounts included in the measurement of lease liabilities:

Finance cash flows from operating leases	440	-
Right-of-use assets obtained in exchange for lease obligations (noncash):
Operating leases	-	-